Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2020
Distribution Date:	10/15/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$59,556,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.69%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Temporary Covered Bond Ratio(2)	5.41%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at July 31, 2020.

* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2020
Distribution Date:	10/15/2020

Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2020
Distribution Date:	10/15/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$59,556,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	71,347,183,936	A (i)	75,203,596,544
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	71,347,183,936
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	703,211,866
Total: A + B + C + D + E - F	70,643,972,070

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	61,945,160,982
-
A = lesser of (i) Present Value of outstanding loan balance of	75,704,250,637
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	75,704,250,637

Intercompany Loan Balance

Guarantee Loan	62,754,317,699
Demand Loan	13,821,067,793
Total	76,575,385,492

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
September 30, 2020	N/A	N/A

Portfolio Flow of Funds

	9/30/2020		8/31/2020
Cash Inflows
Principal Receipts	1,034,965,210.87	(7)	1,014,505,909.74	(7)
Sale of Loans	302,851,509.26		68,591,855.47
Revenue Receipts	227,728,126.51		171,945,773.01
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(227,665,975.55)	(8)	(171,484,479.05)	(9)
Purchase of Loans	(83,733,930.81)		(69,238,556.28)
Intercompany Loan Repayment	(1,254,082,789.32)	(7)(8)	(1,013,859,208.93)	(7)(9)
Distribution to Partners	-		-
Other Inflows / Outflows(10)	(22.22)		(69.87)
Net Inflows/(Outflows)	62,128.74		461,224.09

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.5722%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on October 19th, 2020.
(9) This amount was paid out on September 17th, 2020.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2020
Distribution Date:	10/15/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$76,386,884,503
Current Month Ending Balance (1)	$75,140,377,428
Number of Mortgage Loans in Pool	281,226
Average Loan Size	$267,189
Number of Primary Borrowers	248,346
Number of Properties	253,713

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	54.43%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.54%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.26%
Weighted Average Seasoning of Loans in the Portfolio	23.61	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.75%
Weighted Average Original Term of Loans in the Portfolio	55.03	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.41	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	28.34	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)(7)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	281,189	99.99%	75,130,900,493	99.99%
30 to 59 Days Past Due	29	0.01%	6,548,197	0.01%
60 to 89 Days Past Due	8	0.00%	2,928,738	0.00%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	281,226	100.00%	75,140,377,428	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	28,988	10.31%	6,998,908,269	9.31%
British Columbia	47,887	17.03%	16,769,574,308	22.32%
Manitoba	5,401	1.92%	859,885,313	1.14%
New Brunswick	6,371	2.27%	646,002,365	0.86%
Newfoundland	6,804	2.42%	932,950,596	1.24%
Northwest Territories	80	0.03%	17,901,632	0.02%
Nova Scotia	9,624	3.42%	1,276,363,449	1.70%
Nunavut	-	0.00%	-	0.00%
Ontario	163,608	58.18%	45,187,474,461	60.14%
Prince Edward Island	1,404	0.50%	174,640,983	0.23%
Quebec	2,926	1.04%	693,596,329	0.92%
Saskatchewan	7,665	2.73%	1,481,525,335	1.97%
Yukon	468	0.17%	101,554,389	0.14%
Total	281,226	100.00%	75,140,377,428	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,903	1.03%	867,780,975	1.15%
599 or less	2,069	0.74%	528,307,045	0.70%
600 - 650	4,824	1.72%	1,340,177,833	1.78%
651 - 700	14,912	5.30%	4,276,338,389	5.69%
701 - 750	31,041	11.04%	8,758,805,842	11.66%
751 - 800	48,607	17.28%	13,824,523,572	18.40%
801 and Above	176,870	62.89%	45,544,443,771	60.61%
Total	281,226	100.00%	75,140,377,428	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.
(7) Includes accounts that have requested a deferral that is yet to be processed.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2020
Distribution Date:	10/15/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	244,489	86.94%	62,744,455,680	83.50%
Variable	36,737	13.06%	12,395,921,748	16.50%
Total	281,226	100.00%	75,140,377,428	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	208,033	73.97%	48,278,845,131	64.25%
Non-STEP	73,193	26.03%	26,861,532,297	35.75%
Total	281,226	100.00%	75,140,377,428	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,834	5.27%	3,190,122,198	4.25%
Owner Occupied	266,392	94.73%	71,950,255,230	95.75%
Total	281,226	100.00%	75,140,377,428	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	72,540	25.79%	21,548,615,039	28.68%
2.5000 - 2.9999	128,976	45.86%	34,158,922,438	45.46%
3.0000 - 3.4999	49,976	17.77%	12,914,452,335	17.19%
3.5000 - 3.9999	28,060	9.98%	6,240,803,319	8.31%
4.0000 - 4.4999	1,144	0.41%	175,753,909	0.23%
4.5000 - 4.9999	171	0.06%	25,501,296	0.03%
5.0000 - 5.4999	31	0.01%	3,363,497	0.00%
5.5000 and Above	328	0.12%	72,965,595	0.10%
Total	281,226	100.00%	75,140,377,428	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	26,756	9.51%	2,285,902,592	3.04%
20.01-25.00	11,612	4.13%	1,762,655,552	2.35%
25.01-30.00	14,083	5.01%	2,575,314,385	3.43%
30.01-35.00	16,879	6.00%	3,559,106,071	4.74%
35.01-40.00	20,275	7.21%	4,734,332,386	6.30%
40.01-45.00	23,239	8.26%	6,049,482,347	8.05%
45.01-50.00	25,075	8.92%	6,884,715,227	9.16%
50.01-55.00	25,571	9.09%	7,489,022,144	9.97%
55.01-60.00	25,705	9.14%	8,063,739,875	10.73%
60.01-65.00	24,868	8.84%	8,306,897,113	11.06%
65.01-70.00	25,244	8.98%	9,076,765,059	12.08%
70.01-75.00	22,567	8.02%	8,172,250,485	10.88%
75.01-80.00	14,722	5.23%	4,857,484,932	6.46%
80.01-90.00	4,280	1.52%	1,226,972,372	1.63%
90.01-100.00	255	0.09%	69,201,971	0.09%
Over 100.00	95	0.03%	26,534,917	0.04%
Total	281,226	100.00%	75,140,377,428	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2020
Distribution Date:	10/15/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	40,545	14.42%	8,736,767,608	11.63%
12.00 - 23.99	70,871	25.20%	17,893,447,586	23.81%
24.00 - 35.99	72,018	25.61%	19,491,761,598	25.94%
36.00 - 41.99	23,401	8.32%	6,912,233,389	9.20%
42.00 - 47.99	21,164	7.53%	6,958,065,004	9.26%
48.00 - 53.99	22,266	7.92%	7,421,736,281	9.88%
54.00 - 59.99	23,428	8.33%	5,682,217,611	7.56%
60.00 - 65.99	7,056	2.51%	1,943,899,052	2.59%
66.00 - 71.99	52	0.02%	10,869,081	0.01%
72.00 and Above	425	0.15%	89,380,218	0.12%
Total	281,226	100.00%	75,140,377,428	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	61,524	21.88%	3,591,455,190.74	4.78%
100,000 - 149,999	36,681	13.04%	4,595,918,795.47	6.12%
150,000 - 199,999	34,323	12.20%	6,002,398,269.46	7.99%
200,000 - 249,999	30,659	10.90%	6,892,022,400.20	9.17%
250,000 - 299,999	25,838	9.19%	7,087,002,477.70	9.43%
300,000 - 349,999	20,544	7.31%	6,658,946,093.63	8.86%
350,000 - 399,999	15,965	5.68%	5,972,725,707.18	7.95%
400,000 - 449,999	11,809	4.20%	5,009,908,417.58	6.67%
450,000 - 499,999	9,504	3.38%	4,507,738,050.68	6.00%
500,000 - 549,999	7,313	2.60%	3,833,845,795.98	5.10%
550,000 - 599,999	5,948	2.12%	3,415,196,295.28	4.55%
600,000 - 649,999	4,361	1.55%	2,720,330,834.06	3.62%
650,000 - 699,999	3,284	1.17%	2,214,118,211.55	2.95%
700,000 - 749,999	2,589	0.92%	1,876,881,298.83	2.50%
750,000 - 799,999	2,133	0.76%	1,652,083,959.38	2.20%
800,000 - 849,999	1,691	0.60%	1,393,340,373.38	1.85%
850,000 - 899,999	1,425	0.51%	1,245,022,637.53	1.66%
900,000 - 949,999	1,106	0.39%	1,022,459,206.23	1.36%
950,000 - 999,999	884	0.31%	860,882,116.35	1.15%
1,000,000 or Greater	3,645	1.30%	4,588,101,296.74	6.11%
Total	281,226	100.00%	75,140,377,428	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	46,880	16.67%	11,681,145,533	15.55%
Single Family	228,907	81.40%	61,963,451,954	82.46%
Multi Family	4,725	1.68%	1,344,792,285	1.79%
Other	714	0.25%	150,987,656	0.20%
Total	281,226	100.00%	75,140,377,428	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2020
Distribution Date:	10/15/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	97,377,809	75,244,763	96,976,071	131,814,295	153,388,473	204,300,851	260,300,237	319,584,027	442,631,601	569,563,911	745,490,541	1,224,445,374	1,927,255,105	700,660,521	44,947,992	4,926,698	6,998,908,269	9.31%
Alberta	Current and Less Than 30 Days Past Due	97,355,550	75,244,763	96,976,071	131,814,295	153,388,473	204,300,851	260,300,237	319,584,027	442,631,601	569,563,911	745,490,541	1,224,445,374	1,926,901,545	700,660,521	44,947,992	4,926,698	6,998,532,450	99.99%
Alberta	30 to 59 Days Past Due	22,259	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	22,259	0.00%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	353,560	-	-	-	353,560	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	508,506,293	378,276,090	521,844,094	755,991,292	1,020,246,439	1,269,200,593	1,416,009,456	1,591,609,861	1,799,652,760	1,819,873,988	1,712,186,840	2,017,774,864	1,700,497,771	244,649,687	7,190,034	6,064,246	16,769,574,308	22.32%
	Current and Less Than 30 Days Past Due	508,506,293	378,116,126	521,844,094	755,738,669	1,019,641,464	1,269,200,593	1,416,009,456	1,591,312,148	1,799,321,922	1,819,873,988	1,712,186,840	2,017,226,742	1,700,497,771	244,649,687	7,190,034	6,064,246	16,767,380,072	99.99%
British Columbia	30 to 59 Days Past Due	-	159,963	-	252,624	604,975	-	-	297,713	-	-	-	548,122	-	-	-	-	1,863,397	0.01%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	330,839	-	-	-	-	-	-	-	330,839	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	16,295,583	10,973,507	16,084,255	22,107,522	29,777,533	35,448,550	52,189,991	70,781,955	93,225,440	118,605,416	150,848,598	153,113,942	87,893,281	2,539,739	-	-	859,885,313	1.14%
Manitoba	Current and Less Than 30 Days Past Due	16,295,583	10,973,507	16,084,255	22,107,522	29,777,533	35,354,429	52,189,991	70,654,130	93,225,440	118,605,416	150,848,598	153,113,942	87,893,281	2,539,739	-	-	859,663,366	99.97%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	127,826	-	-	-	-	-	-	-	-	127,826	0.01%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	94,121	-	-	-	-	-	-	-	-	-	-	94,121	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	15,356,289	12,159,485	18,060,531	25,812,980	38,496,442	50,976,457	74,802,941	76,287,165	67,705,006	67,754,771	87,639,703	90,154,450	19,819,154	976,991	-	-	646,002,365	0.86%
New Brunswick	Current and Less Than 30 Days Past Due	15,356,289	11,984,940	18,060,531	25,812,980	38,496,442	50,976,457	74,755,400	76,287,165	67,705,006	67,754,771	87,639,703	90,154,450	19,819,154	976,991	-	-	645,780,279	99.97%
New Brunswick	30 to 59 Days Past Due	-	174,545	-	-	-	-	47,542	-	-	-	-	-	-	-	-	-	222,086	0.03%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,159,081	7,450,823	10,972,646	17,354,737	24,542,260	28,790,145	43,004,870	65,413,133	96,136,950	60,649,480	103,274,729	136,254,619	157,543,315	168,182,446	516,476	1,704,889	932,950,596	1.24%
Newfoundland	Current and Less Than 30 Days Past Due	11,159,081	7,450,823	10,972,646	17,354,737	24,542,260	28,790,145	43,004,870	65,413,133	96,107,753	60,649,480	103,274,729	136,254,619	157,543,315	168,182,446	516,476	1,704,889	932,921,400	100.00%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	29,197	-	-	-	-	-	-	-	29,197	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	405,545	425,840	380,236	1,503,407	619,388	1,001,826	1,686,306	1,907,895	1,970,489	1,442,672	3,832,946	2,725,081	-	-	-	-	17,901,632	0.02%
North West Territories	Current and Less Than 30 Days Past Due	405,545	425,840	380,236	1,503,407	619,388	1,001,826	1,686,306	1,907,895	1,970,489	1,442,672	3,832,946	2,725,081	-	-	-	-	17,901,632	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	25,741,334	20,475,028	27,910,050	45,733,420	57,687,440	75,448,311	111,917,233	137,397,357	194,490,577	202,101,278	180,303,389	159,056,006	36,460,241	945,809	695,977	-	1,276,363,449	1.70%
Nova Scotia	Current and Less Than 30 Days Past Due	25,741,334	20,475,028	27,910,050	45,733,420	57,687,440	75,448,311	111,917,233	137,357,231	194,490,577	202,101,278	180,303,389	159,056,006	36,460,241	945,809	695,977	-	1,276,323,323	100.00%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	40,126	-	-	-	-	-	-	-	-	40,126	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,569,988,256	1,226,095,724	1,833,855,487	2,484,069,509	3,315,931,525	4,230,805,034	4,697,446,134	4,974,600,599	5,103,833,521	5,191,539,997	5,714,587,650	3,918,150,705	794,754,266	102,310,733	15,666,236	13,839,084	45,187,474,461	60.14%
Ontario	Current and Less Than 30 Days Past Due	1,569,900,002	1,225,673,445	1,833,855,487	2,483,844,187	3,315,666,977	4,230,245,238	4,697,372,659	4,973,832,624	5,103,345,556	5,191,359,688	5,713,793,771	3,918,150,705	793,245,343	102,310,733	15,666,236	13,839,084	45,182,101,735	99.99%
Ontario	30 to 59 Days Past Due	-	422,279	-	225,322	53,261	559,796	73,475	554,437	487,965	180,309	793,880	-	-	-	-	-	3,350,723	0.01%
Ontario	60 to 89 Days Past Due	88,254	-	-	-	211,287	-	-	213,539	-	-	-	-	1,508,923	-	-	-	2,022,003	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	4,694,841	2,189,550	4,789,305	6,220,113	8,113,362	13,746,666	19,126,078	12,067,408	21,279,251	17,181,562	29,994,448	29,497,300	5,741,099	-	-	-	174,640,983	0.23%
Prince Edward Island	Current and Less Than 30 Days Past Due	4,694,841	2,189,550	4,789,305	6,220,113	8,113,362	13,746,666	19,126,078	12,067,408	21,279,251	17,181,562	29,994,448	29,497,300	5,741,099	-	-	-	174,640,983	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	8,258,891	6,883,638	9,890,000	16,537,887	21,570,611	30,895,142	27,172,624	46,193,831	53,589,971	61,381,090	113,768,056	214,979,659	77,639,463	4,650,208	185,256	-	693,596,329	0.92%
Quebec	Current and Less Than 30 Days Past Due	8,258,891	6,883,638	9,890,000	16,537,887	21,570,611	30,895,142	27,172,624	46,193,831	53,589,971	61,381,090	113,768,056	214,979,659	77,395,704	4,650,208	185,256	-	693,352,569	99.96%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	243,759	-	-	-	243,759	0.04%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	25,655,780	20,476,316	31,360,912	48,196,882	57,252,619	101,175,013	173,614,003	186,341,781	179,871,440	183,196,652	217,747,547	207,380,181	47,199,972	2,056,236	-	-	1,481,525,335	1.97%
Saskatchewan	Current and Less Than 30 Days Past Due	25,655,780	20,476,316	31,360,912	48,196,882	57,252,619	101,175,013	173,485,788	186,341,781	179,871,440	182,904,283	217,747,547	207,023,727	47,199,972	2,056,236	-	-	1,480,748,296	99.95%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	292,369	-	356,455	-	-	-	-	648,824	0.04%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	128,215	-	-	-	-	-	-	-	-	-	128,215	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,462,890	2,004,789	3,190,797	3,764,026	6,706,295	7,693,758	7,445,354	6,837,129	9,352,869	13,606,297	17,090,614	18,718,304	2,681,265	-	-	-	101,554,389	0.14%
Yukon	Current and Less Than 30 Days Past Due	2,462,890	2,004,789	3,190,797	3,764,026	6,706,295	7,693,758	7,445,354	6,837,129	9,352,869	13,606,297	17,090,614	18,718,304	2,681,265	-	-	-	101,554,389	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,285,902,592	1,762,655,552	2,575,314,385	3,559,106,071	4,734,332,386	6,049,482,348	6,884,715,227	7,489,022,144	8,063,739,875	8,306,897,113	9,076,765,060	8,172,250,485	4,857,484,932	1,226,972,372	69,201,971	26,534,917	75,140,377,428	100.00%
	Current and Less Than 30 Days Past Due	2,285,792,079	1,761,898,765	2,575,314,385	3,558,628,125	4,733,462,863	6,048,828,431	6,884,465,996	7,487,788,504	8,062,891,875	8,306,424,434	9,075,971,180	8,171,345,908	4,855,378,690	1,226,972,372	69,201,971	26,534,917	75,130,900,493	99.99%
	30 to 59 Days Past Due	22,259	756,787	-	477,946	658,236	559,796	121,017	1,020,101	517,162	472,679	793,880	904,577	243,759	-	-	-	6,548,197	0.01%
	60 to 89 Days Past Due	88,254	-	-	-	211,287	94,121	128,215	213,539	330,839	-	-	-	1,862,483	-	-	-	2,928,738	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2020
Distribution Date:	10/15/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	19,753,405	20,002,255	26,368,221	24,146,001	38,539,607	53,523,076	55,774,501	75,911,061	94,786,666	112,643,211	111,370,610	136,428,703	79,411,744	17,692,361	451,884	977,669	867,780,975	1.15%
<=599	5,803,239	5,413,716	9,536,544	16,260,463	24,032,956	34,758,696	46,335,389	46,877,283	59,832,454	66,292,517	80,157,269	67,170,932	46,982,345	17,311,628	1,541,613	-	528,307,045	0.70%
600-650	14,369,358	12,466,340	19,324,555	38,779,067	60,949,324	81,114,359	104,773,801	118,029,980	148,801,231	167,266,607	211,196,907	202,311,180	119,574,781	38,413,807	2,413,331	393,206	1,340,177,833	1.78%
651-700	47,013,870	43,079,158	71,755,336	125,384,053	188,463,017	273,921,983	343,478,208	428,138,182	487,399,239	524,350,989	658,366,535	601,505,849	377,111,027	99,768,897	4,814,557	1,787,487	4,276,338,389	5.69%
701-750	139,351,508	116,754,979	198,219,916	302,873,453	423,739,104	624,304,683	762,324,705	859,731,835	1,001,794,643	1,059,741,713	1,217,918,871	1,134,425,594	725,237,685	178,494,651	10,259,067	3,633,435	8,758,805,842	11.66%
751-800	254,126,308	224,904,302	347,010,118	530,376,755	764,407,598	985,999,004	1,202,383,721	1,354,096,394	1,544,506,651	1,639,405,250	1,864,981,806	1,826,586,458	1,016,112,946	246,966,675	15,862,471	6,797,114	13,824,523,572	18.40%
>800	1,805,484,903	1,340,034,801	1,903,099,695	2,521,286,280	3,234,200,778	3,995,860,547	4,369,644,901	4,606,237,408	4,726,618,990	4,737,196,825	4,932,773,062	4,203,821,769	2,493,054,405	628,324,352	33,859,048	12,946,006	45,544,443,771	60.61%
Total	2,285,902,592	1,762,655,552	2,575,314,385	3,559,106,071	4,734,332,386	6,049,482,348	6,884,715,227	7,489,022,144	8,063,739,875	8,306,897,113	9,076,765,060	8,172,250,485	4,857,484,932	1,226,972,372	69,201,971	26,534,917	75,140,377,428	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.